SEGMENTED INFORMATION (Tables)	6 Months Ended
Jun. 30, 2015
SEGMENTED INFORMATION
Schedule of reporting information by segment

			Gas Pipelines,
			Processing
	Liquids	Gas	and Energy	Sponsored
Three months ended June 30, 2015	Pipelines	Distribution	Services	Investments	Corporate1	Consolidated
(millions of Canadian dollars)
Revenues	1,130	630	5,172	1,699	-	8,631
Commodity and gas distribution costs	(4)	(332)	(4,953)	(810)	-	(6,099)
Operating and administrative	(329)	(134)	(69)	(389)	(7)	(928)
Depreciation and amortization	(158)	(80)	(47)	(194)	(6)	(485)
Environmental costs, net of recoveries	(8)	-	-	1	-	(7)
Goodwill impairment	-	-	-	(440)	-	(440)

	631	84	103	(133)	(13)	672
Income/(loss) from equity investments	85	-	(12)	54	(18)	109
Other income/(expense)	(8)	(1)	12	5	150	158
Interest income/(expense)	(172)	(40)	(28)	(123)	79	(284)
Income taxes expense	(127)	(4)	(26)	(58)	(17)	(232)

Earnings/(loss)	409	39	49	(255)	181	423
Loss attributable to noncontrolling interests and redeemable noncontrolling interests	-	-	5	219	-	224
Preference share dividends	-	-	-	-	(70)	(70)

Earnings/(loss) attributable to Enbridge Inc. common shareholders	409	39	54	(36)	111	577

Additions to property, plant and equipment2	1,009	229	32	692	12	1,974

Three months ended June 30, 2014	Liquids Pipelines	Gas Distribution	Gas Pipelines, Processing and Energy Services	Sponsored Investments	Corporate1	Consolidated
(millions of Canadian dollars)
Revenues	991	629	6,286	2,120	-	10,026
Commodity and gas distribution costs	-	(337)	(6,050)	(1,336)	-	(7,723)
Operating and administrative	(279)	(137)	(50)	(341)	(7)	(814)
Depreciation and amortization	(121)	(88)	(23)	(156)	(5)	(393)
Environmental costs, net of recoveries	7	-	-	(43)	-	(36)

	598	67	163	244	(12)	1,060
Income/(loss) from equity investments	39	-	29	17	(20)	65
Other income/(expense)	2	(1)	4	(1)	211	215
Interest income/(expense)	(87)	(40)	(25)	(110)	31	(231)
Income taxes expense	(120)	(7)	(64)	(46)	(39)	(276)

Earnings	432	19	107	104	171	833
Earnings attributable to noncontrolling interests and redeemable noncontrolling interests	(1)	-	-	(17)	-	(18)
Preference share dividends	-	-	-	-	(59)	(59)

Earnings attributable to Enbridge Inc. common shareholders	431	19	107	87	112	756

Additions to property, plant and equipment2	1,516	111	211	787	10	2,635

Six months ended June 30, 2015	Liquids Pipelines	Gas Distribution	Gas Pipelines, Processing and Energy Services	Sponsored Investments	Corporate1	Consolidated
(millions of Canadian dollars)
Revenues	1,159	2,418	9,404	3,579	-	16,560
Commodity and gas distribution costs	(4)	(1,696)	(9,045)	(1,758)	(2)	(12,505)
Operating and administrative	(751)	(268)	(124)	(773)	(3)	(1,919)
Depreciation and amortization	(308)	(157)	(95)	(388)	(11)	(959)
Environmental costs, net of recoveries	4	-	-	-	-	4
Goodwill impairment	-	-	-	(440)	-	(440)

	100	297	140	220	(16)	741
Income/(loss) from equity investments	145	-	2	99	(4)	242
Other income/(expense)	(12)	(2)	18	(4)	(299)	(299)
Interest income/(expense)	(314)	(82)	(58)	(209)	128	(535)
Income taxes recovery/(expense)	69	(35)	(38)	(140)	197	53

Earnings/(loss)	(12)	178	64	(34)	6	202
(Earnings)/loss attributable to noncontrolling interests and redeemable noncontrolling interests	(1)	-	6	129	-	134
Preference share dividends	-	-	-	-	(142)	(142)

Earnings/(loss) attributable to Enbridge Inc. common shareholders	(13)	178	70	95	(136)	194

Additions to property, plant and equipment2	1,833	335	112	1,258	26	3,564

Six months ended June 30, 2014	Liquids Pipelines	Gas Distribution	Gas Pipelines, Processing and Energy Services	Sponsored Investments	Corporate1	Consolidated
(millions of Canadian dollars)
Revenues	1,438	1,914	12,708	4,487	-	20,547
Commodity and gas distribution costs	-	(1,183)	(12,169)	(2,950)	-	(16,302)
Operating and administrative	(535)	(270)	(84)	(664)	(6)	(1,559)
Depreciation and amortization	(238)	(172)	(35)	(305)	(9)	(759)
Environmental costs, net of recoveries	7	-	-	(48)	-	(41)

	672	289	420	520	(15)	1,886
Income/(loss) from equity investments	75	-	78	35	(9)	179
Other income/(expense)	3	2	9	(2)	65	77
Interest income/(expense)	(174)	(80)	(43)	(221)	49	(469)
Income taxes recovery/(expense)	(99)	(56)	(166)	(97)	25	(393)

Earnings from continuing operations	477	155	298	235	115	1,280
Discontinued operations
Earnings from discontinued operations before income tax	-	-	73	-	-	73
Income taxes from discontinued operations	-	-	(27)	-	-	(27)

Earnings from discontinued operations	-	-	46	-	-	46

Earnings	477	155	344	235	115	1,326
Earnings attributable to noncontrolling interests and redeemable noncontrolling interests	(2)	-	-	(64)	-	(66)
Preference share dividends	-	-	-	-	(114)	(114)

Earnings attributable to Enbridge Inc. common shareholders	475	155	344	171	1	1,146

Additions to property, plant and equipment2	3,014	208	329	1,469	24	5,044

1

Included within the Corporate segment was Interest income of $226 million and $422 million for the three and six months ended June 30, 2015, respectively, (2014 - $161 million and $316 million, respectively) charged to other operating segments.

2	Includes allowance for equity funds used during construction.

Schedule of total assets by segment

	June 30, 2015	December 31, 2014
(millions of Canadian dollars)
Liquids Pipelines	30,194	27,657
Gas Distribution	8,791	9,320
Gas Pipelines, Processing and Energy Services	8,352	7,601
Sponsored Investments	25,177	23,515
Corporate	5,202	4,764

	77,716	72,857